Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	GALAPAGOS NV
Entity Central Index Key	0001421876
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Amendment Flag	false